UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number: 811-126

                 AllianceBernstein Growth and Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                   Date of reporting period: October 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.




[LOGO] AllianceBernstein(SM)
       Investment Research and Management


AllianceBernstein Growth & Income Fund


                              Large Cap Value    Annual Report--October 31, 2003

  Investment Products Offered
=================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
=================================

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

December 16, 2003

Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Growth & Income Fund (the "Fund") for the annual reporting period ended October 31, 2003.

Investment Objectives and Policies
This open-ended fund seeks to provide income and capital appreciation. The Fund invests principally in a diversified portfolio of dividend-paying common stocks of good quality, and may also invest in other types of securities, including bonds, convertible bonds, preferred stocks, and fixed-income securities. We manage the Fund with an eye toward maintaining a defensive dividend yield and price-to-earnings (P/E) ratio, a fully invested posture and a high degree of sector and industry diversification.


Investment Results
The following table provides performance data for the Fund and its benchmarks, the Russell 1000 Value Index and the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended October 31, 2003.


   INVESTMENT RESULTS*
   Periods Ended October 31, 2003

                                               =================================
                                                                Returns
                                               =================================
                                                    6 Months           12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Growth & Income
   Fund
     Class A                                          16.57%            22.89%
--------------------------------------------------------------------------------
     Class B                                          16.79%            22.19%
--------------------------------------------------------------------------------
     Class C                                          16.35%            21.71%
--------------------------------------------------------------------------------
   Russell 1000
   Value Index                                        16.74%            22.87%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                        15.62%            20.79%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. Neither the Russell 1000 Value Index nor the S&P 500 Stock Index reflect fees and expenses associated with the active management of a mutual fund portfolio. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including

--------------------------------------------------------------------------------
                                      AllianceBernstein Growth & Income Fund o 1

   AllianceBernstein Growth & Income Fund.

   Additional investment results appear on page 5.


The Fund's Class A share performance was comparable to the style-based benchmark, the Russell 1000 Value Index, for both the six and 12-month periods ended October 31, 2003. The Fund's Class A shares outperformed the broad market benchmark, the Standard & Poor's (S&P) 500 Stock Index, over both periods.

Relative to the Russell 1000 Value Index, the Fund was overweighted primarily in health care and technology, and underweighted in utilities. The technology overweight and the utilities underweight were beneficial to performance, but overall sector selection was negative due to the Fund's health care position. Positive stock selection, mainly in technology, made up for the negative sector mix.

Market Review and Investment Strategy
During the past 12 months, stock market performance has been characterized by outperformance of smaller, economically sensitive stocks that have reflected acceleration in GDP growth. The Fund was able to participate in this rally through its ownership of technology companies such as Juniper Networks, Inc. and Sanmina Corp. Defensive stocks characterized by steady end-markets did not participate as fully in the market's upside. Our stock selection model directed us out of the economically sensitive issues and into more of the defensive names during the course of the year.


================================================================================
2 o AllianceBernstein Growth & Income Fund

PERFORMANCE UPDATE


ALLIANCEBERNSTEIN GROWTH & INCOME FUND CLASSA
GROWTH OF A $10,000 INVESTMENT
10/31/93 TO 10/31/03


AllianceBernstein Growth & Income Fund Class A: $27,124

S&P 500 Stock Index: $26,959

Russell 1000 Value Index: $28,491


          [TABLE BELOW REPRESENTS MOUNTAIN CHART IN PRINTED REPORT]


                       AllianceBernstein
                        Growth & Income          S&P 500           Russell 1000
                         Fund Class A           Stock Index        Value Index
--------------------------------------------------------------------------------
10/31/93                   $ 9,560                $10,000            $10,000
10/31/94                   $ 9,497                $10,386            $10,076
10/31/95                   $11,796                $13,128            $12,566
10/31/96                   $14,333                $16,290            $15,548
10/31/97                   $19,103                $21,519            $20,708
10/31/98                   $21,912                $26,256            $23,779
10/31/99                   $26,399                $32,993            $27,708
10/31/00                   $30,825                $34,999            $29,237
10/31/01                   $27,900                $26,288            $25,769
10/31/02                   $22,072                $22,329            $23,187
10/31/03                   $27,124                $26,959            $28,491


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Growth & Income Fund Class A shares (from 10/31/93 to 10/31/03) as compared to the performance of appropriate broad-based indices. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell 1000 Stock Index is comprised of 1,000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Growth & Income Fund. Neither the Russell 1000 Value Index nor the S&P 500 Stock Index reflect fees and expenses associated with the active management of a mutual fund portfolio.



--------------------------------------------------------------------------------
                                      AllianceBernstein Growth & Income Fund o 3

PORTFOLIO SUMMARY
October 31, 2003


INCEPTION DATES
Class A Shares
7/1/32
Class B Shares
2/8/91
Class C Shares
5/3/93


PORTFOLIO STATISTICS
Net Assets ($mil): $7,527.5


SECTOR BREAKDOWN
   30.9% Finance
   12.4% Health Care
   12.4% Consumer Services
   11.0% Energy
    9.9% Consumer Staples
    7.5% Utilities                        [PIE CHART OMITTED]
    4.7% Technology
    3.3% Transportation
    1.7% Capital Goods
    1.0% Consumer Manufacturing
    0.7% Basic Industry

    4.5% Short-Term



All data as of October 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
4 o AllianceBernstein Growth & Income Fund

INVESTMENT RESULTS
AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003


Class A Shares
--------------------------------------------------------------------------------
                               Without Sales Charge         With Sales Charge
                    1 Year             22.89%                    17.47%
                   5 Years              4.36%                     3.47%
                  10 Years             10.99%                    10.49%

Class B Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                    1 Year             22.19%                    18.19%
                   5 Years              3.60%                     3.60%
               10 Years(a)             10.31%                    10.31%

Class C Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                    1 Year             21.71%                    20.71%
                   5 Years              3.59%                     3.59%
                  10 Years             10.15%                    10.15%

AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (September 30, 2003)

                        Class A Shares       Class B Shares      Class C Shares
--------------------------------------------------------------------------------
               1 Year       22.44%              22.47%              25.89%
              5 Years        4.74%               4.83%               4.83%
             10 Years       10.19%               9.96%(a)            9.76%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


(a) Assumes conversion of Class B shares into Class A shares after 8 years.


--------------------------------------------------------------------------------
                                      AllianceBernstein Growth & Income Fund o 5

TEN LARGEST HOLDINGS
October 31, 2003

                                                               Percent of
Company                                   U.S $ Value          Net Assets
--------------------------------------------------------------------------------
Citigroup, Inc.                        $  396,451,420                 5.3%
--------------------------------------------------------------------------------
American International Group, Inc.        315,099,400                 4.2
--------------------------------------------------------------------------------
Altria Group, Inc.                        301,764,075                 4.0
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                   290,714,610                 3.9
--------------------------------------------------------------------------------
Bank of America Corp.                     249,848,416                 3.3
--------------------------------------------------------------------------------
Pfizer, Inc.                              243,901,440                 3.2
--------------------------------------------------------------------------------
Fannie Mae                                229,823,802                 3.1
--------------------------------------------------------------------------------
Bank One Corp.                            224,985,000                 3.0
--------------------------------------------------------------------------------
BP Plc (ADR) (United Kingdom)             211,900,000                 2.8
--------------------------------------------------------------------------------
ConocoPhillips                            204,196,950                 2.7
--------------------------------------------------------------------------------
                                       $2,668,685,113                35.5%


--------------------------------------------------------------------------------
6 o AllianceBernstein Growth & Income Fund

PORTFOLIO OF INVESTMENTS
October 31, 2003

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-96.1%
Finance-31.1%
Banking-Money Center-3.9%
J.P. Morgan Chase & Co. ..................          8,097,900     $  290,714,610
                                                                  --------------
Banking-Regional-6.3%
Bank of America Corp. ....................          3,299,200        249,848,416
Bank One Corp. ...........................          5,300,000        224,985,000
                                                                  --------------
                                                                     474,833,416
                                                                  --------------
Brokerage & Money Management-3.2%
Merrill Lynch & Co., Inc. ................          1,750,000        103,600,000
Morgan Stanley ...........................          2,500,000        137,175,000
                                                                  --------------
                                                                     240,775,000
                                                                  --------------
Insurance-6.4%
ACE, Ltd. (Bermuda) ......................          2,515,000         90,540,000
American International Group, Inc. .......          5,180,000        315,099,400
MetLife, Inc. ............................          2,500,000         78,500,000
                                                                  --------------
                                                                     484,139,400
                                                                  --------------
Mortgage Banking-3.7%
Fannie Mae ...............................          3,205,800        229,823,802
The PMI Group, Inc. ......................          1,188,640         45,441,707
                                                                  --------------
                                                                     275,265,509
                                                                  --------------
Miscellaneous-7.6%
Citigroup, Inc. ..........................          8,363,954        396,451,420
MBNA Corp. ...............................          7,198,500        178,162,875
                                                                  --------------
                                                                     574,614,295
                                                                  --------------
                                                                   2,340,342,230
                                                                  --------------
Health Care-12.5%
Biotechnology-0.5%
Cephalon, Inc.(a) ........................            812,000         38,131,520
                                                                  --------------
Drugs-6.3%
King Pharmaceuticals, Inc.(a) ............          1,070,000         14,338,000
Pfizer, Inc. .............................          7,718,400        243,901,440
Watson Pharmaceuticals, Inc.(a) ..........            770,000         30,237,900
Wyeth ....................................          4,266,400        188,318,896
                                                                  --------------
                                                                     476,796,236
                                                                  --------------
Medical Products-0.5%
Johnson & Johnson ........................            750,000         37,747,500
                                                                  --------------
Medical Services-5.2%
HCA, Inc. ................................          3,869,000        147,989,250
Tenet Healthcare Corp.(a) ................          5,375,000         74,175,000
UnitedHealth Group, Inc. .................            740,000         37,651,200
Wellpoint Health Networks, Inc.(a) .......          1,428,400        126,984,760
                                                                  --------------
                                                                     386,800,210
                                                                  --------------
                                                                     939,475,466
                                                                  --------------

--------------------------------------------------------------------------------
                                      AllianceBernstein Growth & Income Fund o 7

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------

Consumer Services-12.5%
Broadcasting & Cable-7.0%
Clear Channel Communications, Inc. ...........        1,693,000     $ 69,108,260
Comcast Corp. Cl.A(a) ........................        1,510,000       51,219,200
Cox Communications, Inc. Cl.A(a) .............        4,030,000      137,302,100
Time Warner, Inc.(a) .........................        5,016,000       76,694,640
Viacom, Inc. Cl.B ............................        3,734,900      148,910,463
Westwood One, Inc.(a) ........................        1,506,000       45,074,580
                                                                    ------------
                                                                     528,309,243
                                                                    ------------
Entertainment & Leisure-4.1%
Carnival Corp. (Panama) ......................        2,945,500      102,827,405
Harley-Davidson, Inc. ........................        3,513,700      166,584,517
Royal Caribbean Cruises, Ltd. ................        1,222,800       36,329,388
                                                                    ------------
                                                                     305,741,310
                                                                    ------------
Retail-General Merchandise-1.4%
Home Depot, Inc. .............................        2,314,700       85,805,929
Ross Stores, Inc. ............................          360,400       18,023,604
                                                                    ------------
                                                                     103,829,533
                                                                    ------------
                                                                     937,880,086
                                                                    ------------
Energy-11.1%
Domestic Integrated-0.7%
Occidental Petroleum Corp. ...................        1,550,000       54,653,000
                                                                    ------------
Domestic Producers-1.5%
Apache Corp. .................................          952,300       66,394,356
Kerr-McGee Corp. .............................          757,200       31,423,800
Noble Energy, Inc. ...........................          394,300       15,661,596
                                                                    ------------
                                                                     113,479,752
                                                                    ------------
International-5.7%
BP Plc (ADR) (United Kingdom) ................        5,000,000      211,900,000
ChevronTexaco Corp. ..........................        1,419,000      105,431,700
Exxon Mobil Corp. ............................        3,000,000      109,740,000
                                                                    ------------
                                                                     427,071,700
                                                                    ------------
Oil Services-0.5%
Nabors Industries, Ltd. (Barbados)(a) ........          987,700       37,335,060
                                                                    ------------
Miscellaneous-2.7%
ConocoPhillips ...............................        3,573,000      204,196,950
                                                                    ------------
                                                                     836,736,462
                                                                    ------------
Consumer Staples-9.9%
Beverages-1.7%
Anheuser-Busch Cos., Inc. ....................        2,675,000      131,770,500
                                                                    ------------
Cosmetics-1.2%
Avon Products, Inc. ..........................        1,122,210       76,265,392
International Flavors & Fragrances, Inc. .....          409,300       13,547,830
                                                                    ------------
                                                                      89,813,222
                                                                    ------------


--------------------------------------------------------------------------------
8 o AllianceBernstein Growth & Income Fund

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------

Food-0.2%
Dean Foods Co.(a) ..............................         495,200    $ 14,979,800
                                                                    ------------
Household Products-2.8%
Colgate-Palmolive Co. ..........................       1,725,000      91,752,750
Kimberly-Clark Corp. ...........................         694,200      36,660,702
Procter & Gamble Co. ...........................         811,100      79,723,019
                                                                    ------------
                                                                     208,136,471
                                                                    ------------
Tobacco-4.0%
Altria Group, Inc. .............................       6,489,550     301,764,075
                                                                    ------------
                                                                     746,464,068
                                                                    ------------
Utilities-7.6%
Electric & Gas Utility-4.0%
Consolidated Edison, Inc. ......................       1,000,000      40,470,000
Constellation Energy Group, Inc. ...............       1,000,000      36,370,000
Entergy Corp. ..................................       1,737,000      93,624,300
Exelon Corp. ...................................         600,000      38,070,000
FPL Group, Inc. ................................       1,385,000      88,279,900
                                                                    ------------
                                                                     296,814,200
                                                                    ------------
Telephone Utility-3.6%
BellSouth Corp. ................................       2,335,000      61,433,850
Sprint Corp. (FON Group) .......................       9,491,000     151,856,000
Verizon Communications, Inc. ...................       1,800,000      60,480,000
                                                                    ------------
                                                                     273,769,850
                                                                    ------------
                                                                     570,584,050
                                                                    ------------
Technology-4.8%
Communications Equipment-1.3%
Juniper Networks, Inc.(a) ......................       2,195,900      39,504,241
Lucent Technologies, Inc. 8.00%, 8/01/31,
Convertible preferred stock(b) .................         521,600      56,593,600
                                                                    ------------
                                                                      96,097,841
                                                                    ------------
Computer Hardware/Storage-0.8%
Hewlett-Packard Co. ............................       2,743,400      61,205,254
                                                                    ------------
Computer Services-1.1%
Affiliated Computer Services, Inc. Cl.A(a) .....         763,000      37,333,590
Fiserv, Inc.(a) ................................       1,258,300      44,443,156
                                                                    ------------
                                                                      81,776,746
                                                                    ------------
Computer Software-0.4%
Symantec Corp.(a) ..............................         430,000      28,659,500
                                                                    ------------
Contract Manufacturing-1.2%
Sanmina-SCI Corp.(a) ...........................       4,516,100      47,644,855
Solectron Corp.(a) .............................       7,752,000      42,946,080
                                                                    ------------
                                                                      90,590,935
                                                                    ------------
                                                                     358,330,276
                                                                    ------------


--------------------------------------------------------------------------------
                                      AllianceBernstein Growth & Income Fund o 9

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------

Transportation-3.3%
Railroad-3.3%
Burlington Northern Santa Fe Corp. ........         2,432,600    $    70,399,444
Union Pacific Capital Trust 6.25%, 4/01/28,
  Convertible preferred stock(b) ............         146,121         7,360,845
Union Pacific Corp. .......................         2,752,000       172,275,200
                                                                 ---------------
                                                                    250,035,489
                                                                 ---------------
Capital Goods-1.7%
Electrical Equipment-1.2%
Johnson Controls, Inc. ....................           866,000        93,120,980
                                                                 ---------------
Miscellaneous-0.5%
United Technologies Corp. .................           452,700        38,339,163
                                                                 ---------------
                                                                    131,460,143
                                                                 ---------------
Consumer Manufacturing-0.9%
Building & Related-0.9%
American Standard Cos., Inc.(a) ...........           400,000        38,280,000
Mohawk Industries, Inc.(a) ................           450,000        33,354,000
                                                                 ---------------
                                                                     71,634,000
                                                                 ---------------
Basic Industry-0.7%
Mining & Metals-0.7%
Alcoa, Inc. ...............................         1,575,000        49,722,750
                                                                 ---------------
Total Common & Preferred stocks
   (cost $6,465,777,127) ..................                       7,232,665,020
                                                                 ---------------
SHORT-TERM INVESTMENT-4.5%
Time Deposit-4.5%
State Street Euro Dollar
   0.50%, 11/03/03
   (cost $342,380,000) ....................           342,380       342,380,000
                                                                 ---------------
Total Investments-100.6%
   (cost $6,808,157,127) ..................                       7,575,045,020
Other assets less liabilities-(0.6%) ......                         (47,516,938)
                                                                 ---------------
Net Assets-100% ...........................                     $ 7,527,528,082
                                                                 ===============


(a) Non-income producing security.
(b) Security is exempt from Registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, the aggregate market value of these securities amounted to $63,954,445 or 0.8% of net assets.
    Glossary:
    ADR -American Depositary Receipt
    See notes to financial statements.


--------------------------------------------------------------------------------
10 o AllianceBernstein Growth & Income Fund

STATEMENT OF ASSETS & LIABILITIES
October 31, 2003


Assets
Investments in securities, at value
  (cost $6,808,157,127) ................................  $  7,575,045,020
Cash....................................................               639
Receivable for investment securities sold...............        93,326,633
Receivable for capital stock sold.......................        13,830,709
Dividends and interest receivable.......................         8,272,213
                                                         -----------------
Total assets............................................     7,690,475,214
                                                         -----------------
Liabilities
Payable for investment securities purchased.............       134,036,956
Payable for capital stock redeemed......................        22,271,218
Advisory fee payable....................................         3,925,132
Distribution fee payable................................           951,303
Accrued expenses and other liabilities..................         1,762,523
                                                         -----------------
Total liabilities.......................................       162,947,132
                                                         -----------------
Net Assets..............................................   $ 7,527,528,082
                                                         =================
Composition of Net Assets
Capital stock, at par...................................   $    24,026,333
Additional paid-in capital..............................     8,709,059,104
Accumulated net realized loss on investment
  transactions .........................................    (1,972,445,248)
Net unrealized appreciation of investments..............       766,887,893
                                                         -----------------
                                                           $ 7,527,528,082
                                                         =================
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($3,003,001,297/951,971,604 shares of
  capital stock issued and outstanding).................             $3.15
Sales charge--4.25% of public offering price............               .14
                                                                     -----
Maximum offering price..................................             $3.29
                                                                     =====
Class B Shares
Net asset value and offering price per share
  ($2,555,234,808/822,931,891 shares of
  capital stock issued and outstanding).................             $3.11
                                                                     =====
Class C Shares
Net asset value and offering price per share
  ($975,038,282/313,304,537 shares of
  capital stock issued and outstanding).................             $3.11
                                                                     =====
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($994,253,695/314,425,221 shares of capital stock
  issued and outstanding)...............................             $3.16
                                                                     =====


See notes to financial statements.


--------------------------------------------------------------------------------
                                     AllianceBernstein Growth & Income Fund o 11

STATEMENT OF OPERATIONS
Year Ended October 31, 2003


Investment Income
Dividends (net of foreign taxes
  withheld of $833,333)................  $   148,313,016
Interest...............................        1,126,120   $   149,439,136
                                         ---------------
Expenses
Advisory fee...........................       42,786,437
Distribution fee--Class A..............        7,655,813
Distribution fee--Class B..............       24,442,664
Distribution fee--Class C..............        9,293,289
Transfer agency........................       19,855,854
Printing...............................        2,037,946
Custodian..............................          546,472
Registration...........................          174,025
Administrative.........................          140,000
Audit and legal........................          114,005
Directors' fees........................           20,642
Miscellaneous..........................          264,312
                                         ---------------
Total expenses.........................      107,331,459
Less: expense offset arrangement
  (see Note B).........................           (5,281)
                                         ---------------
Net expenses...........................                        107,326,178
                                                           ---------------
Net investment income..................                         42,112,958
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment
  transactions.........................                       (552,874,023)
Net change in unrealized
  appreciation/depreciation
  of investments.......................                      1,918,303,346
                                                           ---------------
Net gain on investment transactions....                      1,365,429,323
                                                           ---------------
Net Increase in Net Assets
  from Operations......................                    $ 1,407,542,281
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
12 o AllianceBernstein Growth & Income Fund

STATEMENT OF CHANGES IN NET ASSETS


                                            Year Ended       Year Ended
                                            October 31,      October 31,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $    42,112,958   $    38,709,523
Net realized loss on investment
  transactions.........................     (552,874,023)   (1,401,142,823)
Net change in unrealized
  appreciation/depreciation
  of investments.......................    1,918,303,346      (671,934,690)
                                         ---------------   ---------------
Net increase (decrease) in net assets
  from operations......................    1,407,542,281    (2,034,367,990)
Dividends and Distributions to
Shareholders from
Net investment income
   Class A.............................      (22,698,155)      (20,212,194)
   Class B.............................       (8,226,969)       (8,693,226)
   Class C.............................       (3,115,717)       (3,309,744)
   Advisor Class.......................       (8,072,117)       (6,494,359)
Tax return of capital
   Class A.............................      (16,289,207)      (20,757,296)
   Class B.............................       (5,903,839)      (10,168,624)
   Class C.............................       (2,235,902)       (3,848,393)
   Advisor Class.......................       (5,792,712)       (6,552,122)
Net realized gain on investment
  transactions
   Class A.............................               -0-      (81,573,007)
   Class B.............................               -0-      (95,217,086)
   Class C.............................               -0-      (35,133,621)
   Advisor Class.......................               -0-      (20,522,090)
Capital Stock Transactions
Net increase (decrease)................     (487,674,963)      818,978,103
                                         ---------------   ---------------
Total increase (decrease)..............      847,532,700    (1,527,871,649)
Net Assets
Beginning of period....................    6,679,995,382     8,207,867,031
                                         ---------------   ---------------
End of period..........................  $ 7,527,528,082   $ 6,679,995,382
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                     AllianceBernstein Growth & Income Fund o 13

NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE A
Significant Accounting Policies
AllianceBernstein Growth and Income Fund, Inc. (the "Fund"), formerly Alliance Growth and Income Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than


--------------------------------------------------------------------------------
14 o AllianceBernstein Growth & Income Fund one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares. Advisor Class shares have no distribution fees.


--------------------------------------------------------------------------------
                                     AllianceBernstein Growth & Income Fund o 15

5. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .625% of the first $5 billion of the average daily net assets of the Fund, .60% of the excess over $5 billion up to $7.5 billion, .575% of the excess over $7.5 billion up to $10 billion and .55% of the excess over $10 billion. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $140,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended October 31, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $11,087,212 for the year ended October 31, 2003.

For the year ended October 31, 2003, the Fund's expenses were reduced by $5,281 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $70,411 from the sale of Class A shares and received $87,221, $5,004,217 and $98,087 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended October 31, 2003.

Brokerage commissions paid on investment transactions for the year ended October 31, 2003 amounted to $13,802,508, of which $1,065,344 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the


--------------------------------------------------------------------------------
16 o AllianceBernstein Growth & Income Fund

Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $75,682,787 and $8,790,886 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
  U.S. government securities)..........  $ 2,811,542,230   $ 3,535,319,086
U.S. government securities.............       58,501,121        62,762,150

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost....................................................   $ 6,854,706,583
                                                           ---------------

Gross unrealized appreciation...........................   $ 1,012,833,636
Gross unrealized depreciation...........................      (292,495,199)
                                                           ---------------
Net unrealized appreciation.............................   $   720,338,437
                                                           ===============

1. Option Transactions
For hedging purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from secur-



--------------------------------------------------------------------------------
                                     AllianceBernstein Growth & Income Fund o 17
ities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

NOTE E
Securities Lending
The Fund has entered into a securities lending agreement with UBSWarburg LLC, formerly UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restriction of the Fund. The Lending Agent will indemnify the Fund for any losses resulting from a borrower's failure to return a loaned security when due. As of October 31, 2003, the Fund had no securities on loan. For the year ended October 31, 2003, the Fund earned fee income of $153,988 which is included in interest income in the accompanying statement of operations.

NOTE F
Capital Stock
There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class


--------------------------------------------------------------------------------
18 o AllianceBernstein Growth & Income Fund shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                   ================================  =================================
                               Shares                          Amount
                   ================================  =================================
                    Year Ended          Year Ended     Year Ended         Year Ended
                   October 31,         October 31,    October 31,        October 31,
                          2003                2002           2003               2002
                   -------------------------------------------------------------------
Class A
Shares sold        1,328,371,434     1,169,435,703    $3,574,935,835   $ 3,492,714,151
--------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions       11,545,183        31,395,433        32,456,759       104,696,991
--------------------------------------------------------------------------------------
Shares converted
  from Class B         1,180,098        20,745,568         3,717,307        66,793,374
--------------------------------------------------------------------------------------
Shares redeemed   (1,369,660,310)   (1,093,117,819)   (3,693,417,343)   (3,161,756,400)
--------------------------------------------------------------------------------------
Net increase
  (decrease)         (28,563,595)      128,458,885     $ (82,307,442)   $  502,448,116
======================================================================================
Class B
Shares sold           79,898,384       262,738,795     $ 221,248,662     $ 869,139,253
--------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        3,862,693        24,915,931        10,674,031        83,726,699
--------------------------------------------------------------------------------------
Shares converted
  to Class A          (1,195,276)      (21,087,784)       (3,717,307)      (66,793,374)
--------------------------------------------------------------------------------------
Shares redeemed     (229,264,168)     (294,918,168)     (621,632,730)     (869,082,438)
--------------------------------------------------------------------------------------
Net increase
  (decrease)        (146,698,367)      (28,351,226)    $(393,427,344)   $   16,990,140
======================================================================================
Class C
Shares sold           41,637,444       165,550,371     $ 115,474,051    $  554,472,945
--------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        1,302,370         8,515,835         3,610,605        28,612,998
--------------------------------------------------------------------------------------
Shares redeemed     (103,591,341)     (165,670,549)     (280,548,052)     (507,947,573)
--------------------------------------------------------------------------------------
Net increase
  (decrease)         (60,651,527)        8,395,657     $(161,463,396)   $   75,138,370
======================================================================================
Advisor Class
Shares sold          104,087,107       189,412,724     $ 291,564,055     $ 636,308,964
--------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        3,440,020         6,041,816         9,743,118        19,949,876
--------------------------------------------------------------------------------------
Shares redeemed      (54,132,506)     (138,607,116)     (151,783,954)     (431,857,363)
--------------------------------------------------------------------------------------
Net increase          53,394,621        56,847,424     $ 149,523,219     $ 224,401,477
======================================================================================


--------------------------------------------------------------------------------
                                     AllianceBernstein Growth & Income Fund o 19

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2003.

NOTE H
Distributions to Shareholders
The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002 were as follows:

                                             2003              2002
                                       ----------------   ---------------
Distributions paid from:
   Long term capital gain...........   $             -0-  $   232,445,804
   Ordinary income..................         42,112,958        38,709,523
                                       ----------------   ---------------
Total taxable distributions.........         42,112,958       271,155,327
Tax return of capital...............         30,221,660        41,326,435
                                       ----------------   ---------------
Total distributions paid............   $     72,334,618   $   312,481,762
                                       ================   ===============

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $(1,925,895,792)(a)
Unrealized appreciation/(depreciation).................       720,338,437(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $(1,205,557,355)
                                                          ===============

(a) On October 31, 2003, the Fund had a net capital loss carryforward of $1,925,895,792, of which $1,342,885,846 expires in the year 2010 and
    $583,009,946 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.
(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to tax return of capital distributions resulted in reclassifications within the capital accounts. These reclassifications had no effect on net assets.

NOTE I
Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain


--------------------------------------------------------------------------------
20 o AllianceBernstein Growth & Income Fund other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

A special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, more than thirty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
                                     AllianceBernstein Growth & Income Fund o 21

NOTE J
Subsequent Events
On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

    (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to the market timing relationships described in the SEC Order (i.e., relationships Alliance Capital maintained with some investors who were permitted to engage in market timing trades in some of the AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees). According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and
          (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

    (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

    (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.


--------------------------------------------------------------------------------
22 o AllianceBernstein Growth & Income Fund

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                    ===================================================================
                                                                 Class A
                                    ===================================================================
                                                            Year Ended October 31,
                                    -------------------------------------------------------------------
                                       2003           2002           2001           2000           1999
                                    -------------------------------------------------------------------
Net asset value,
  beginning of period............   $  2.60         $ 3.42         $ 4.07         $ 3.70        $  3.44
                                    -------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ........       .03            .03            .02            .04            .03
Net realized and unrealized
  gain (loss) on investment
  transactions...................       .56           (.71)          (.39)           .54            .62
                                    -------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations.....................       .59           (.68)          (.37)           .58            .65
                                    -------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income..............      (.02)          (.02)          (.04)          (.04)          (.03)
Distributions in excess of
  net investment income..........        -0-            -0-            -0-            -0-          (.01)
Tax return of capital............      (.02)          (.02)            -0-            -0-            -0-
Distributions from
  net realized gain on
  investment transactions........        -0-          (.10)          (.24)          (.17)          (.35)
                                    -------------------------------------------------------------------
Total dividends and
  distributions..................      (.04)          (.14)          (.28)          (.21)          (.39)
                                    -------------------------------------------------------------------
Net asset value,
  end of period..................   $  3.15         $ 2.60         $ 3.42         $ 4.07        $  3.70
                                    ===================================================================
Total Return
Total investment return based
  on net asset value(b).........      22.89%        (20.89)%        (9.49)%        16.76%         20.48%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)............... $3,003,001     $2,553,700     $2,914,367     $2,128,381     $1,503,874
Ratio of expenses to
  average net assets............        1.22%          1.14%         1.09%           .91%           .93%
Ratio of net investment
  income to average
  net assets....................        .94%           .83%           .64%           .96%           .87%
Portfolio turnover rate.........         43%            75%            67%            53%            48%


See footnote summary on page 27.


--------------------------------------------------------------------------------
                                     AllianceBernstein Growth & Income Fund o 23

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                    ===================================================================
                                                                 Class B
                                    ===================================================================
                                                            Year Ended October 31,
                                    -------------------------------------------------------------------
                                       2003           2002           2001           2000           1999
                                    -------------------------------------------------------------------
Net asset value,
  beginning of period...........    $  2.56         $ 3.37         $ 4.02         $ 3.66        $  3.41
                                    -------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) .......        .01             -0-            -0-           .01             -0-
Net realized and unrealized
  gain (loss) on investment
  transactions..................        .56           (.69)          (.39)           .54            .62
                                    -------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations....................        .57           (.69)          (.39)           .55            .62
                                    -------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income.............       (.01)          (.01)          (.02)          (.02)            -0-
Distributions in excess of
  net investment income.........         -0-            -0-            -0-            -0-          (.02)
Tax return of capital...........       (.01)          (.01)            -0-            -0-            -0-
Distributions from
  net realized gain on
  investment transactions.......         -0-          (.10)          (.24)          (.17)          (.35)
                                    -------------------------------------------------------------------
Total dividends and
  distributions.................       (.02)          (.12)          (.26)          (.19)          (.37)
                                    -------------------------------------------------------------------
Net asset value,
  end of period.................    $  3.11         $ 2.56         $ 3.37         $ 4.02        $  3.66
                                    ===================================================================
Total Return
Total investment return based
  on net asset value(b).........      22.19%        (21.52)%       (10.22)%        15.93%         19.56%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)............... $2,555,235     $2,484,499     $3,360,119     $2,567,250     $1,842,045
Ratio of expenses to
  average net assets............       1.97%          1.88%          1.84%          1.67%          1.70%
Ratio of net investment
  income (loss) to average
  net assets....................        .19%           .07%          (.11)%         .20%           .09%
Portfolio turnover rate.........         43%            75%            67%            53%            48%


See footnote summary on page 27.


--------------------------------------------------------------------------------
24 o AllianceBernstein Growth & Income Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                    ===================================================================
                                                                 Class C
                                    ===================================================================
                                                            Year Ended October 31,
                                    -------------------------------------------------------------------
                                       2003           2002           2001           2000           1999
                                    -------------------------------------------------------------------
Net asset value,
  beginning of period...........    $  2.57         $ 3.37         $ 4.02         $ 3.66        $  3.41
                                    -------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) .......        .01             -0-            -0-           .01             -0-
Net realized and unrealized
  gain (loss) on investment
  transactions..................        .55           (.68)          (.39)           .54            .62
                                    -------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations....................        .56           (.68)          (.39)           .55            .62
                                    -------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income.............       (.01)          (.01)          (.02)          (.02)            -0-
Distributions in excess of
  net investment income.........         -0-            -0-            -0-            -0-          (.02)
Tax return of capital...........       (.01)          (.01)            -0-            -0-            -0-
Distributions from
  net realized gain on
  investment transactions.......         -0-          (.10)          (.24)          (.17)          (.35)
                                    -------------------------------------------------------------------
Total dividends and
  distributions.................       (.02)          (.12)          (.26)          (.19)          (.37)
                                    -------------------------------------------------------------------
Net asset value,
  end of period.................    $  3.11         $ 2.57         $ 3.37         $ 4.02        $  3.66
                                    ===================================================================
Total Return
Total investment return based
  on net asset value(b).........      21.71%        (21.21)%       (10.23)%        15.91%         19.56%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)...............   $975,038       $960,176     $1,233,033       $825,572       $518,185
Ratio of expenses to
  average net assets............       1.95%          1.86%          1.83%          1.66%          1.69%
Ratio of net investment
  income (loss) to average
  net assets....................        .21%           .09%          (.10)%          .21%           .11%
Portfolio turnover rate.........         43%            75%            67%            53%            48%


See footnote summary on page 27.


--------------------------------------------------------------------------------
                                     AllianceBernstein Growth & Income Fund o 25

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                    ===================================================================
                                                                 Advisor Class
                                    ===================================================================
                                                            Year Ended October 31,
                                    -------------------------------------------------------------------
                                       2003           2002           2001           2000           1999
                                    -------------------------------------------------------------------
Net asset value,
  beginning of period...........    $  2.61         $ 3.43         $ 4.08         $ 3.71        $  3.44
                                    -------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)........        .04            .04            .03            .05            .04
Net realized and unrealized
  gain (loss) on investment
  transactions..................        .56           (.71)          (.39)           .54            .63
                                    -------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations....................        .60           (.67)          (.36)           .59            .67
                                    -------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income.............       (.03)          (.02)          (.05)          (.05)          (.04)
Distributions in excess of
  net investment income.........         -0-            -0-            -0-            -0-          (.01)
Tax return of capital...........       (.02)          (.03)            -0-            -0-            -0-
Distributions from
  net realized gain on
  investment transactions.......         -0-          (.10)          (.24)          (.17)          (.35)
                                    -------------------------------------------------------------------
Total dividends and
  distributions.................       (.05)          (.15)          (.29)          (.22)          (.40)
                                    -------------------------------------------------------------------
Net asset value,
  end of period.................    $  3.16         $ 2.61         $ 3.43         $ 4.08        $  3.71
                                    ===================================================================
Total Return
Total investment return based
  on net asset value(b).........      23.15%        (20.62)%        (9.27)%        16.98%         21.03%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)...............   $994,254       $681,620       $700,348       $185,754        $39,739
Ratio of expenses to
  average net assets............        .94%           .86%           .84%            .65%          .68%
Ratio of net investment
  income to average
  net assets....................       1.22%          1.10%           .87%          1.21%          1.12%
Portfolio turnover rate.........         43%            75%            67%            53%            48%


See footnote summary on page 27.


--------------------------------------------------------------------------------
26 o AllianceBernstein Growth & Income Fund

(a) Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
                                     AllianceBernstein Growth & Income Fund o 27

REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Shareholders of AllianceBernstein Growth and Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Growth and Income Fund, Inc., formerly Alliance Growth and Income Fund, Inc. (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 23, 2003


TAX INFORMATION


(unaudited)
For the fiscal year ended October 31, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates a maximum amount of $149,146,349 as qualified dividend income, which is taxed at a maximum rate of 15%. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.


--------------------------------------------------------------------------------
28 o AllianceBernstein Growth & Income Fund

BOARD OF DIRECTORS


William H. Foulk, Jr.,(1) Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Paul C. Rissman,(2) Senior Vice President
Craig Ayers,(2) Vice President
Thomas J. Bardong, Vice President
Frank V. Caruso, Vice President
Aryeh Glatter,(2) Vice President
Susanne M. Lent,(2) Vice President
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798



(1) Member of the Audit Committee.
(2) Messrs. Rissman, Ayers and Glatter and Ms. Lent are the persons primarily responsible for the day-to-day management of the Fund's portfolio.

--------------------------------------------------------------------------------
                                     AllianceBernstein Growth & Income Fund o 29

MANAGEMENT OF THE FUND


Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                    PORTFOLIOS
                                                                      IN FUND          OTHER
NAME, AGE OF DIRECTOR,                         PRINCIPAL             COMPLEX       DIRECTORSHIPS
      ADDRESS                                OCCUPATION(S)         OVERSEEN BY        HELD BY
(YEARS OF SERVICE*)                      DURING PAST 5 YEARS         DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS

William H. Foulk, Jr.,#+, 71       Investment adviser and an inde-       113            None
2 Sound View Drive                 pendent consultant. He was
Suite 100                          formerly Senior Manager of Barrett
Greenwich, CT 06830                Associates, Inc., a registered in-
(11)                               vestment adviser, with which he had
Chairman of the Board              been associated since prior
                                   to 1998. He was formerly Deputy
                                   Comptroller and Chief
                                   Investment Officer of the State
                                   of New York and, prior
                                   thereto, Chief Investment Officer
                                   of the New York Bank for
                                   Savings.

Ruth Block,31+, 73                 Formerly Executive Vice President     96             None
500 SE Mizner Blvd.                and Chief Insurance Officer of The
Boca Raton, FL 33432               Equitable Life Assurance Society
(17)                               of the United States; Chairman and
                                   Chief Executive Officer of Evlico;
                                   Director of Avon, BP (oil and gas),
                                   Ecolab Incorporated (specialty chemicals),
                                   Tandem Financial Group and Donaldson,
                                   Lufkin & Jenrette Securities Corporation;
                                   former Governor at Large National
                                   Association of Securities Dealers, Inc.

David H. Dievler,32+, 74           Independent consultant. Until         100            None
P.O. Box 167                       December 1994 he was Senior
Spring Lake, NJ 07762              Vice President of Alliance Capital
(16)                               Management Corporation ("ACMC")
                                   responsible for mutual fund
                                   administration. Prior to
                                   joining ACMC in 1984 he was Chief
                                   Financial Officer of Eberstadt Asset
                                   Management since 1968. Prior to that
                                   he was a Senior Manager at Price
                                   Waterhouse & Co. Member of American
                                   Institute of Certified Public
                                   Accountants since 1953.


--------------------------------------------------------------------------------
30 o AllianceBernstein Growth & Income Fund

                                                                   PORTFOLIOS
                                                                      IN FUND          OTHER
NAME, AGE OF DIRECTOR,                         PRINCIPAL             COMPLEX       DIRECTORSHIPS
      ADDRESS                                OCCUPATION(S)         OVERSEEN BY        HELD BY
(YEARS OF SERVICE*)                      DURING PAST 5 YEARS         DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

John H. Dobkin,#+, 61              Consultant. Formerly President        98             None
P.O. Box 12                        of Save Venice, Inc. (preservation
Annandale, NY 12504                organization) from 2001-2002, a Senior
(11)                               Advisor from June 1999-June 2000 and
                                   President of Historic Hudson Valley (historic
                                   preservation) from December 1989-May 1999.
                                   Previously, Director of the National
                                   Academy of Design and during 1988-1992,
                                   he was Director and Chairman of the
                                   Audit Committee of ACMC.

Clifford L. Michel,#+, 64          Senior Counsel of the law firm of     97          Placer Dome,
15 St. Bernard's Road              Cahill Gordon & Reindel since                         Inc.
Gladstone, NJ 07934                February 2001 and a partner of
(14)                               that firm for more than twenty-five
                                   years prior thereto. He is President
                                   and Chief Executive Officer of Wenonah
                                   Development Company (investments) and
                                   a Director of Placer Dome, Inc.
                                   (mining).

Donald J. Robinson,#+, 69          Senior Counsel to the law firm of     96             None
98 Hell's Peak Road                Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                   since prior to 1998. Formerly a
(5)                                senior partner and a member of
                                   the Executive Committee of that firm.
                                   He was also a member and Chairman of the
                                   Municipal Securities Rulemaking Board
                                   and Trustee of the Museum of the City
                                   of New York.


INTERESTED DIRECTOR
Marc O. Mayer, ++, 46              Executive Vice President of ACMC      68             None
1345 Avenue of the                 since 2001; prior thereto, Chief
Americas                           Executive Officer of Sanford C.
New York, NY 10105                 Bernstein & Co., LLC and its
(3 months)                         predecessor since prior to 1998.


* There is no stated term of office for the Fund's Directors.

# Member of the Audit Committee.

+  Member of the Nominating Committee.
++ Mr. Mayer is an "interested director", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.



-------------------------------------------------------------------------------
                                     AllianceBernstein Growth & Income Fund o 31

Officer Information
Certain information concerning the Fund's Officers is listed below.

      NAME,                         POSITION(S)                        PRINCIPAL OCCUPATION
 ADDRESS* AND AGE                 HELD WITH FUND                      DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------
Marc O. Mayer, 46                  President              Executive Vice President of Alliance
                                                          Capital Management Corporation ("ACMC")**
                                                          since 2001; prior thereto, Chief Executive
                                                          Officer of Sanford C. Bernstein & Co., LLC
                                                          and its predecessor since prior to 1998.

Paul C. Rissman, 47                Senior Vice President  Executive Vice President of ACMC,** with which he has been associated since
                                                          prior to 1998.

Craig Ayers, 33                    Vice President         Vice President of ACMC,** with which he has
                                                          been associated since prior to 1998.

Thomas J. Bardong, 58              Vice President         Senior Vice President of ACMC,** with which
                                                          he has been associated since prior to 1998.

Frank V. Caruso, 47                Vice President         Senior Vice President of ACMC,** with which
                                                          he has been associated since prior to 1998.

Aryeh Glatter, 36                  Vice President         Senior Vice President of ACMC,** with which he
                                                          has been associated since prior to 1998.

Susanne M. Lent, 34                Vice President         Senior Vice President of ACMC,** with which she
                                                          has been associated since prior to 1998.

Mark R. Manley, 41                 Secretary              Senior Vice President and Acting General
                                                          Counsel of ACMC,** with which he has been
                                                          associated since prior to 1998.

Mark D. Gersten, 53                Treasurer and Chief    Senior Vice President of Alliance Global
                                   Financial Officer      Investor Services, Inc. ("AGIS"),** with
                                                          which he has been associated since
                                                          prior to 1998.

Vincent S. Noto, 39                Controller             Vice President of AGIS,** with which he
                                                          has been associated since prior to 1998.


*  The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC and AGIS are affiliates of the Fund.
   The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's
   Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
32 o AllianceBernstein Growth & Income Fund

ALLIANCEBERNSTEIN FAMILY OF FUNDS


  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

  Blended Style Series
  U.S. Large Cap Portfolio

  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund+
  Technology Fund

  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II



We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.
*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.

+  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.

++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                     AllianceBernstein Growth & Income Fund o 33

ALLIANCEBERNSTEIN GROWTH & INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein(SM)
       Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


GTHAR1003

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.        DESCRIPTION OF EXHIBIT
         -----------        -----------------------

         10 (a) (1)         Code of ethics that is subject to the
                            disclosure of Item 2 hereof

         10 (b) (1)         Certification of Principal Executive Officer
                            Pursuant to Section 302 of the Sarbanes-Oxley Act of
                            2002

         10 (b) (2)         Certification of Principal Financial Officer
                            Pursuant to Section 302 of the Sarbanes-Oxley Act of
                            2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:       /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   December 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date:   December 30, 2003

By:       /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   December 30, 2003